Income taxes (Net deferred tax (liabilities) assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	$ (1,325,739)	$ (1,038,739)
Deferred tax liabilities, intangibles	(9,500)	(22,595)
Deferred tax liabilities, interest expense	(166)	(588)
Deferred tax liabilities, accrued maintenance liability	(307)
Deferred tax assets, accrued maintenance liability		6,782
Deferred tax liabilities, obligations under capital leases and debt obligations	(4,691)	(3,151)
Deferred tax liabilities, investments	(8,095)	(12,641)
Deferred tax assets, deferred losses on sale of assets	32,119	66,119
Deferred tax assets, accrued expenses	7,338	13,942
Valuation allowance	(104,858)	(127,361)	$ (72,000)
Deferred tax assets, losses and credits forward	961,812	805,881
Deferred tax liabilities, other	(70,627)	(51,183)
Net deferred income tax (liabilities)	(522,714)	(363,534)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(1,336,757)	(1,030,901)
Deferred tax liabilities, intangibles	(4,159)	(6,353)
Deferred tax liabilities, accrued maintenance liability	(4,362)	(6,028)
Deferred tax liabilities, obligations under capital leases and debt obligations	(4,691)	(3,151)
Valuation allowance	(2,928)	(1,562)
Deferred tax assets, losses and credits forward	850,774	666,214
Deferred tax liabilities, other	(70,042)	(46,133)
Net deferred income tax (liabilities)	(572,165)	(427,914)
United States
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment		(16,322)
Deferred tax assets, depreciation and impairment	1,553
Deferred tax liabilities, intangibles	(5,341)	(16,242)
Deferred tax liabilities, interest expense	(166)	(588)
Deferred tax assets, accrued maintenance liability	4,055	12,810
Deferred tax liabilities, investments	(8,095)	(12,641)
Deferred tax assets, deferred losses on sale of assets	32,119	66,119
Deferred tax assets, accrued expenses	7,338	13,942
Valuation allowance	(59,983)	(89,130)
Deferred tax assets, losses and credits forward	59,260	92,215
Deferred tax liabilities, other	(2,543)
Deferred tax assets, other		5,539
Net deferred income tax assets	28,197	55,702
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax assets, depreciation and impairment	9,138	8,547
Valuation allowance	(18,240)	(26,758)
Deferred tax assets, losses and credits forward	26,047	26,759
Deferred tax liabilities, other	(542)	(4,399)
Net deferred income tax assets	16,403	4,149
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment		(63)
Deferred tax assets, depreciation and impairment	327
Valuation allowance	(23,707)	(9,911)
Deferred tax assets, losses and credits forward	25,731	20,693
Deferred tax liabilities, other		(6,190)
Deferred tax assets, other	2,500
Net deferred income tax assets	$ 4,851	$ 4,529